Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

The following information replaces the similar information found under the heading "Valuation" beginning on page 27.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information replaces the similar information found under the heading "Valuation" on page 28.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information replaces similar information for Derek Young found in the "Management Contracts" section beginning on page 43.

Geoff Stein is the portfolio manager of VIP Asset Manager and VIP Asset Manager: Growth and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

VINSCSC2B-09-02 October 15, 2009
1.869876.107

The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Asset Manager and VIP Asset Manager: Growth is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 50% Composite Index and the Asset Manager 70% Composite Index. The components of the Asset Manager 50% Composite Index and their relative weightings in VIP Asset Manager's neutral mix are 45% Dow Jones U.S. Total Stock Market; 5% MSCI® EAFE® Index (net MA tax); 40% Barclays Capital U.S. Aggregate Bond Index; and 10% Barclays Capital U.S. 3 Month Treasury Bill Index. The components of the Asset Manager 70% Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix are 60% Dow Jones U.S. Total Stock Market; 10% MSCI EAFE Index (net MA tax); 25% Barclays Capital U.S. Aggregate Bond Index; and 5% Barclays Capital U.S. 3 Month Treasury Bill Index. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,203 (in millions) assets managed) and VIP Asset Manager: Growth ($149 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Stein was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Stein was none.

Christopher Sharpe is a co-manager of VIP Strategic Income and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his or her tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his or her fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he or she allocates the fund's assets among the high yield, U.S. Government and investment grade, foreign developed markets, and emerging markets asset classes, which are represented by the components of the Strategic Income Composite Index. The components of the Strategic Income Composite Index and their relative weightings in VIP Strategic Income's neutral mix are 40% Merrill Lynch U.S. High Yield Master II Constrained Index; 30% Barclays Capital U.S. Government Index; 15% Citigroup Non-U.S. Group of 7 Index; and 15% JP Morgan Emerging Markets Bond Index Global. Each co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	130	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 99,132	$ 11,644	$ 198
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($435 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

The following information replaces the similar information found under the heading "Valuation" beginning on page 28.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information replaces similar information for Derek Young found in the "Management Contracts" section beginning on page 45.

Geoff Stein is the portfolio manager of VIP Asset Manager and VIP Asset Manager: Growth and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Asset Manager and VIP Asset Manager: Growth is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 50% Composite Index and the Asset Manager 70% Composite Index. The components of the Asset Manager 50% Composite Index and their relative weightings in VIP Asset Manager's neutral mix are 45% Dow Jones U.S. Total Stock MarketSM; 5% MSCI® EAFE® Index (net MA tax); 40% Barclays Capital U.S. Aggregate Bond Index; and 10% Barclays Capital U.S. 3 Month Treasury Bill Index. The components of the Asset Manager 70% Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix are 60% Dow Jones U.S. Total Stock Market; 10% MSCI EAFE Index (net MA tax); 25% Barclays Capital U.S. Aggregate Bond Index; and 5% Barclays Capital U.S. 3 Month Treasury Bill Index. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

VINVB-09-02 October 15, 2009
1.869875.107

The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,203 (in millions) assets managed) and VIP Asset Manager: Growth ($149 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Stein was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Stein was none.

Christopher Sharpe is a co-manager of VIP Strategic Income and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his or her tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his or her fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he or she allocates the fund's assets among the high yield, U.S. Government and investment grade, foreign developed markets, and emerging markets asset classes, which are represented by the components of the Strategic Income Composite Index. The components of the Strategic Income Composite Index and their relative weightings in VIP Strategic Income's neutral mix are 40% Merrill Lynch® U.S. High Yield Master II Constrained Index; 30% Barclays Capital U.S. Government Index; 15% Citigroup® Non-U.S. Group of 7 Index; and 15% JP Morgan Emerging Markets Bond Index Global. Each co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	130	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 99,132	$ 11,644	$ 198
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($435 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.